Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (9,995)	$ (3,698)	$ (15,045)	$ (10,074)
Income and expense items not involving cash flows:
Depreciation	347	266	667	522
Stock-based compensation	3,117	1,695	5,908	3,290
Exchange rate differences	4,501	(545)	4,972	(231)
Interest from short-term deposits	(132)	37	(295)	219
Change in fair value of Forfeiture Shares	(1,538)	0	(4,142)	0
Reduction in the carrying amount of ROU assets	424	0	844	0
Changes in operating assets and liabilities:
Trade accounts receivable	166	(2,475)	(2,952)	767
Prepaid expenses	3,051	(599)	3,343	(1,833)
Other current assets	194	141	420	245
Inventories	(4,852)	(1,752)	(7,996)	(2,541)
Other assets	86	(26)	190	(31)
Trade accounts payable	1,691	451	2,779	1,124
Accrued compensation	508	107	329	(948)
Other current liabilities	(1,010)	(45)	(366)	(153)
Change in operating lease liabilities	(811)	0	(1,312)	0
Other long-term liabilities	2	0	2	(7)
Net cash used in operating activities	(4,251)	(6,443)	(12,654)	(9,651)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(13,088)	(4,520)	(31,340)	(4,520)
Maturities of short-term deposits	21,900	12,500	37,400	29,500
Purchase of property and equipment	(244)	(127)	(424)	(505)
Net cash provided by investing activities	8,568	7,853	5,636	24,475
CASH FLOWS FROM FINANCING ACTIVITIES -
Deferred issuance costs	0	(218)	0	(218)
Exercise of options	96	589	150	665
Net cash provided by financing activities	96	371	150	447
Effect of exchange rate changes on cash and cash equivalents	(2,830)	531	(3,346)	217
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,583	2,312	(10,214)	15,488
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	44,994	39,492	56,791	26,316
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	46,577	41,804	46,577	41,804
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	65	147	121	224
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account of property and equipment	0	0	73	0
Unpaid issuance costs	0	2,722	0	2,722
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 104	$ 0	$ 350	$ 0